                              SEPARATE ACCOUNT B



                               Semiannual Report



                                 June 30, 1999











                     PROVIDENT NATIONAL ASSURANCE COMPANY

                                A subsidiary of
                           UNUMProvident Corporation

                                  MANAGEMENT

                    BOARD OF MANAGERS OF SEPARATE ACCOUNT B


                         Henry E. Blaine, Chairman
                         H. Grant Law, Jr.
                         David G. Fussell
                         Susan N. Roth, Secretary
                              to the Board of Managers




                             PRINCIPAL OFFICERS OF
                     PROVIDENT NATIONAL ASSURANCE COMPANY


      J. Harold Chandler, Chairman, President and Chief Executive Officer Thomas R. Watjen, Vice Chairman and Chief Financial Officer
      Robert O. Best, Executive Vice President and Chief Information Officer
      F. Dean Copeland, Executive Vice President and General Counsel
      Thomas B. Heys, Jr., Executive Vice President, Institutional Sales Peter C. Madeja, Executive Vice President
      Robert C. Greving, Senior Vice President and Chief Actuary
      Ralph A. Rogers, Senior Vice President and Treasurer
      Susan N. Roth, Vice President and Secretary
      Vicki W. Corbett, Vice President and Controller



This report and the financial statements attached are submitted solely for the general information of contract owners of Separate Account B and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN
PROVIDENT NATIONAL'S
VARIABLE ANNUITY CONTRACTS



     This semiannual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended June 30, 1999. Comparative figures which relate to Separate Account B's activities during the second half of 1999 are provided below.

     The accumulation unit value for Separate Account B increased 13.3% for the first six months of 1999, from 15.192155 at year-end 1998 to 17.218781 on June 30, 1999. During this same period, the S&P 500 index rose by a yield adjusted 12.4%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on June 30, 1999, was 997,154, down from 1,043,607 six months earlier. As a result of withdrawals, net purchase payments received, and changes in the accumulation unit value, total contract owners' equity on June 30, 1999, was $19,631,177 compared to $18,293,024 on December 31, 1998.

     Performance for the first half of 1999 continued extremely strong for your fund and for large stocks in general. The S&P 500 index returned 12.4%, which continues the record-setting pace of greater than 20% annualized returns exhibited for the past four years. A strong economy and low inflation have combined to produce surprising earnings growth and high valuations. Technology and communication services continued to do well joined by more cyclical sectors like energy, basic materials, and capital goods. Health care and consumer staples were the weakest sectors. Small stocks did a little better, but still underperformed the stocks of larger companies.

     The second half of 1999 will have difficulty matching the performance of the first half. The economy should slow down somewhat and inflation may tick upward. There are some significant positives, however. The government is likely to propose major new spending programs or tax cuts and the markets may begin to reflect a new millennium optimism. As long as the economic news is less robust, but still healthy, second half returns can still be good.


     Thank you for your continued support.



                              /s/David Fussell
                              ----------------
                              David Fussell
                              Chairman, Board of Managers
                              Provident National Assurance Company
                              Separate Account B

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)


Provident National Assurance Company Separate Account B

                                                                                  June 30, 1999
                                                                                  -------------
ASSETS

Investments:
 Common stocks--at market value
  (cost: $9,359,393)                                                               $19,499,977
 Short-term investments--at cost plus accrued interest (approximately market)          142,886
                                                                                   -----------
                                                                                    19,642,863

Cash                                                                                    27,624
Accrued dividends and interest                                                           9,875
Amounts due from Provident National Assurance Company                                      991
                                                                                   -----------

   TOTAL ASSETS                                                                     19,681,353
                                                                                   -----------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Amounts payable for terminations and variable annuity benefits                          34,024
Management fee and other amounts due Provident
 National Assurance Company                                                             16,152
                                                                                   -----------

   TOTAL LIABILITIES                                                                    50,176
                                                                                   -----------

Variable annuity contract owners' equity:
 Deferred annuity contracts terminable by owners--(accumulation
  units outstanding: 997,153.877; unit value: $17.218781)                           17,169,774
 Annuity contracts in pay-out period                                                 2,461,403
                                                                                   -----------

   TOTAL CONTRACT OWNERS' EQUITY                                                   $19,631,177
                                                                                   ===========



See notes to financial statements.

STATEMENT OF OPERATIONS
(Unaudited)

Provident National Assurance Company Separate Account B

                                                             Six Months Ended
                                                               June 30, 1999
                                                             -----------------

INVESTMENT INCOME

 Income:
   Dividends                                                   $     62,237
   Interest                                                           3,056
                                                               ------------
                                                                     65,293
                                                               ------------

 Expenses--Note C:
   Investment advisory services                                      43,813
   Mortality and expense assurances                                  61,339
                                                               ------------
                                                                    105,152
                                                               ------------

                      NET INVESTMENT LOSS                           (39,859)
                                                               ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS--NOTE A

 Net realized gain from investment transactions
   (excluding short-term securities):
   Proceeds from sales                                            3,254,131
   Cost of investments sold                                       1,683,522
                                                                 ----------
     Net realized gain                                            1,570,609
                                                                 ----------

 Net unrealized appreciation of investments:
   At end of period                                              10,140,584
   At beginning of period                                         9,299,268
                                                                 ----------
     Increase in net unrealized appreciation of investments         841,316
                                                                 ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                   2,411,925
                                                                 ----------

         INCREASE IN CONTRACT OWNERS' EQUITY FROM
           INVESTMENT ACTIVITIES                                 $2,372,066
                                                                 ==========

Ratio of expenses to total investment income                         161.05%
                                                                 ==========


See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS' EQUITY
(Unaudited)


Provident National Assurance Company Separate Account B


                                                                      Six Months Ended       Year Ended
                                                                        June 30, 1999    December 31, 1998
                                                                      -----------------  ------------------

BALANCE AT BEGINNING OF PERIOD                                           $18,293,024         $16,453,121
                                                                         -----------         -----------

FROM INVESTMENT ACTIVITIES:

 Net investment loss                                                         (39,859)            (49,631)
 Net realized gain on investments                                          1,570,609           2,044,490
 Increase in net unrealized appreciation of investments                      841,316           2,836,610
                                                                         -----------         -----------
 Increase in contract owners' equity from
   investment activities                                                   2,372,066           4,831,469
                                                                         -----------         -----------

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

 Net contract purchase payments (Units purchased):
   1999 --              517.360;
   1998 --            1,326.260;                                               8,337              17,001
 Terminations and death benefits (Units terminated):
   1999 --           49,441.781;
   1998 --          219,758.026;                                            (803,592)         (2,718,161)
 Variable annuity benefits paid (Number of units):
   1999 --           15,082.849;
   1998 --           22,625.469;                                            (238,658)           (290,406)
                                                                         -----------       -------------
 Decrease in contract owners' equity from variable
   contract transactions                                                  (1,033,913)         (2,991,566)
                                                                         -----------       -------------
NET INCREASE IN CONTRACT OWNERS' EQUITY                                    1,338,153           1,839,903
                                                                         -----------       -------------

BALANCE AT END OF PERIOD                                                 $19,631,177         $18,293,024
                                                                         ===========       =============




See notes to financial statements.

SCHEDULE OF INVESTMENTS

Provident National Assurance Company Separate Account B

June 30, 1999

                                        Number of    Market
                                         Shares      Value
                                        ---------  ----------

COMMON STOCKS

 CAPITAL GOODS (12.2%)

   Allied Waste Industries, Inc.          6,400  $  126,400
   Corning, Inc.                          2,800     196,350
   Emerson Electric Company               2,000     125,750
   General Electric Company               7,800     881,400
   Textron, Inc.                          5,000     411,563
   Thermo Ecotek Corporation              1,800      14,400
   Thermo Electron Corporation            2,500      50,156
   Tyco International Ltd.                2,300     217,925
   Waste Management, Inc.                 6,800     365,500
                                                 ----------
                                                  2,389,444

 CONSUMER GOODS (6.8%)

   Coca-Cola Company                      3,400     212,500
   Gillette Company                       3,600     147,600
   Lear Corporation                       3,200     159,200
   Newell Rubbermaid, Inc.                6,800     316,200
   PepsiCo, Inc.                          8,400     324,975
   Procter & Gamble Company               2,000     178,500
                                                 ----------
                                                  1,338,975

 CONSUMER SERVICES (19.5%)

   America Online, Inc.                   1,600     176,800
   Cendant Corporation                    5,604     114,882
   Comcast Corporation Class A           20,000     768,750
   Gannett Company, Inc.                  6,000     428,250
   Inacom Corporation                     2,300      29,038
   Kroger Company                         6,000     167,625
   Lowe's Companies, Inc.                   800      45,350
   McDonald's Corporation                 7,200     297,450
   Office Depot, Inc.                     8,100     178,705
   Safeway, Inc.                         10,400     514,800
   Service Corporation International      4,000      77,000
   United Rentals, Inc.                   6,400     188,800
   Viacom, Inc. Class B                   3,600     158,400
   Wal-Mart Stores, Inc.                  8,000     386,000
   Walt Disney Co.                        9,600     295,800
                                                 ----------
                                                  3,827,650


See notes to financial statements.

Provident National Assurance Company Separate Account B

June 30, 1999

                                         Number of   Market
                                           Shares     Value
                                         --------- ----------
COMMON STOCKS (Continued)

 ENERGY (1.8%)

   Royal Dutch Petroleum Company            2,900  $  174,725
   Schlumberger Ltd.                          800      50,950
   Weatherford International, Inc.          3,600     131,850
                                                   ----------
                                                      357,525

 FINANCIAL (9.3%)

   American Express Company                 4,000     520,500
   Bank of America Corporation              4,000     293,250
   Chase Manhattan Corporation              9,600     831,600
   Washington Mutual, Inc.                  4,800     169,800
                                                   ----------
                                                    1,815,150

 HEALTH CARE (13.5%)

   Bristol-Myers Squibb Company             7,000     493,063
   Eli Lilly & Company                      2,700     193,388
   HealthSouth Corporation                 21,600     322,650
   Johnson & Johnson                        6,732     659,736
   Medtronic, Inc.                          5,000     389,375
   Merck & Company, Inc.                    3,800     281,200
   Sunrise Assisted Living, Inc.            5,000     174,375
   Tenet Healthcare Corporation             6,800     126,225
                                                   ----------
                                                    2,640,012

 TECHNOLOGY-HARDWARE (9.8%)

   3Com Corporation                         3,250      86,734
   Cisco Systems, Inc.                      7,200     464,400
   Compaq Computer Corporation              6,000     142,125
   Frontier Corporation                     2,800     165,200
   Lucent Technologies, Inc.                8,876     598,575
   SCI Systems, Inc.                       10,000     475,000
                                                   ----------
                                                    1,932,034

 TECHNOLOGY-SOFTWARE (11.7%)

   Computer Associates International       10,500     577,500
   First Data Corporation                   3,300     161,494
   Microsoft Corporation                   12,400   1,118,325
   National Data Corporation                1,500      64,125
   Oracle Corporation                      10,050     373,106
                                                   ----------
                                                    2,294,550

See notes to financial statements.

Provident National Assurance Company Separate Account B

June 30, 1999


                                            Number of            Market
                                              Shares              Value
                                            ---------          -----------

COMMON STOCKS (Continued)

 TECHNOLOGY-OTHER (3.5%)
   Intel Corporation                         11,400            $   678,300

 TELECOMMUNICATIONS (11.3%)

   AT&T Corporation                           6,645                370,874
   Cincinnati Bell, Inc.                      5,600                139,650
   MCI Worldcom, Inc.                        11,800              1,017,750
   Sprint Corporation FON Group               6,000                316,875
   Sprint Corporation PCS Group               1,500                 85,688
   Vodafone Group PLC - ADR                   1,500                295,500
                                                               -----------
                                                                 2,226,337
                                                               -----------


 TOTAL COMMON STOCKS (99.4%)                                    19,499,977
                                                               -----------



                                            Principal
                                             Amount
                                            ---------

 SHORT-TERM INVESTMENTS (0.7%)

   Dana Credit Corporation
    5.72% due July 6, 1999                  $143,000               142,886
                                            ========           -----------

 TOTAL INVESTMENTS (100.1%)                                     19,642,863

 CASH AND RECEIVABLES LESS LIABILITIES (-0.1%)                     (11,686)
                                                               -----------

 TOTAL VARIABLE ANNUITY CONTRACT
   OWNERS' EQUITY (100.0%)                                     $19,631,177
                                                               ===========



See notes to financial statements.

SUPPLEMENTARY INFORMATION
(Unaudited)

Provident National Assurance Company Separate Account B


Selected data for an accumulation unit outstanding throughout each year excluding sales loads:

                                              Six Months
                                                 Ended                             Year Ended December 31
                                             June 30, 1999       1998          1997         1996         1995         1994
                                            ---------------  ------------  ------------  -----------  -----------  -----------
Investment income                               $  .06         $  .10        $  .10         $ .11        $ .13        $ .15
Expenses                                           .09            .14           .12           .09          .07          .07
                                                ------         ------         ------       ------        -----        -----
Net investment income (loss)                      (.03)          (.04)         (.02)          .02          .06          .08
Net realized and unrealized gain (loss)
 on investments                                   2.06           3.85          2.96          1.51         1.44         (.32)
                                                ------         ------        ------         -----        -----        -----
Net increase (decrease) in contract
 owners equity                                    2.03           3.81          2.94          1.53         1.50         (.24)
Net contract owners' equity:
 Beginning of period                             15.19          11.38          8.44          6.91         5.41         5.65
                                                ------         ------        ------         -----        -----        -----
 End of period                                  $17.22         $15.19        $11.38         $8.44        $6.91        $5.41
                                                ======         ======        ======         =====        =====        =====

Ratio of expenses to average contract
 owners' equity                                    .56%          1.07%         1.16%         1.20%        1.21%        1.21%

Ratio of net investment income (loss)
 to average contract owners' equity               (.21)%         (.30)%        (.16)%        0.30%        0.89%        1.72%
Portfolio turnover                                  11%            11%           25%           28%         101%          70%
Number of accumulation units outstanding
 at end of period                              997,154      1,043,607     1,310,831     1,538,926    1,767,394    2,097,793




See notes to financial statements.

Provident National Assurance Company Separate Account B



Selected data for an accumulation unit outstanding throughout each year excluding sales loads:

                                                               Year Ended December 31
                                              1993         1992         1991         1990         1989
                                           -----------  -----------  -----------  -----------  -----------

Investment income                             $0.14         $.12         $.13         $.13         $.12
Expenses                                       0.06          .06          .05          .04          .04
                                              -----         ----         ----         ----         ----
Net investment income                          0.08          .06          .08          .09          .08
Net realized and unrealized gain (loss)
 on investments                                 .54         (.07)        1.22         (.16)         .64
                                               ----         ----         ----         ----         ----
Net increase (decrease) in contract
 owners' equity                                 .62         (.01)        1.30         (.07)         .72
Net contract owners' equity:
 Beginning of year                             5.03         5.04         3.74         3.81         3.09
                                               ----         ----         ----         ----         ----

 End of year                                  $5.65        $5.03        $5.04        $3.74        $3.81
                                              =====        =====        =====        =====        =====


Ratio of expenses to average contract
 owners' equity                                1.22%        1.21%        1.21%        1.22%        1.21%
Ratio of net investment income to
 average contract owners' equity               1.39         1.36%        1.91%        2.34%        2.36%
Portfolio turnover                               57%          35%          42%          58%         104%
Number of accumulation units
 outstanding at end of year               2,242,809    2,655,895    2,854,559    3,031,469    3,667,660




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Provident National Assurance Company Separate Account B

NOTE A--INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Provident National Assurance Company, a wholly-owned subsidiary of UNUMProvident Corporation ("Provident"), and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

Common stocks and bonds are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.

Realized and unrealized gains and losses are credited to or charged to variable annuity contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $10,601,950 and gross unrealized losses of $461,366 at June 30, 1999. Security transactions are recorded on the date the securities are purchased or sold which is the common practice of the industry. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 1999 and the year ended December 31, 1998 is shown below.


                                    Six Months Ended        Year Ended
                                    June 30, 1999        December 31, 1998
                                    ----------------     -----------------

Cost of investments purchased          $7,790,055           $11,431,634
 Less: Short-term securities            5,781,266             9,586,080
                                       ----------        --------------
                                       $2,008,789           $ 1,845,554
                                       ==========        ==============

Proceeds from investments sold         $8,895,567           $14,383,400
 Less: Short-term securities            5,641,436             9,587,684
                                       ----------        --------------
                                       $3,254,131           $ 4,795,716
                                       ==========        ==============

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Provident National Assurance Company Separate Account B

NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Provident National Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C--EXPENSES

Deductions are made by Provident National Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B (see Note D).

NOTE D--COMMITMENTS

On May 15, 1998 Provident completed an Asset Transfer and Acquisition Agreement under which American General Corporation assumed Provident's individual and tax-sheltered annuity business including all individual annuities. In accordance with the agreement, American General Corporation, through its subsidiaries Variable Annuity Life Insurance Company and American General Annuity assumed the administration, but not the ownership, of Provident's two registered separate accounts, Separate Account B and The Paul Revere Variable Annuity Contract Accumulation Fund. The administration services provided to Separate Account B by American General Corporation include processing of unit transactions and daily unit valuation calculations subsequent to December 1, 1998 as well as accounting and other services. These services were previously performed by Provident. Fees for such services are borne by Provident National Assurance Company only and do not represent an additional charge to Separate Account B.

ACCUMULATION UNIT VALUE TABLE
(Unaudited)


Provident National Assurance Company Separate Account B


End of Month     Accumulation Unit Value  End of Month  Accumulation Unit Value
---------------  -----------------------  ------------  -----------------------

December 1968            1.036279          March 1994          5.386379
December 1969            1.080379          June                5.274454
December 1970            1.030039          September           5.475394
December 1971            1.178612          December            5.410722
December 1972            1.403795          March 1995          5.656995
December 1973            1.126624          June                6.194660
December 1974             .863269          September           6.505252
December 1975            1.022844          December            6.908158
December 1976            1.156853          March 1996          7.309625
December 1977            1.064425          June                7.593667
December 1978            1.094150          September           7.851947
December 1979            1.219189          December            8.435567
December 1980            1.555258          March 1997          8.468896
December 1981            1.473246          June               10.238554
December 1982            1.812441          September          11.146167
December 1983            2.132092          December           11.384926
December 1984            2.029912          March 1998         12.975484
December 1985            2.480050          June               13.465013
December 1986            2.743444          September          11.758633
December 1987            2.734169          December           15.192155
December 1988            3.087892          January 1999       16.290166
December 1989            3.812606          February           15.518614
December 1990            3.736441          March              15.889579
December 1991            5.036212          April              16.365188
December 1992            5.028547          May                16.115250
March 1993               5.208499          June               17.218781
June                     5.190340
September                5.441446
December                 5.646864


Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000.

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1992, on the last valuation day of each quarter from 1993 through December 1998, and on the last valuation day during each month of 1999. The results shown should not be considered as a representation of the results which may be realized in the future.